Note 12 - Long-Term Debt and Convertible Debentures (Details) - Principal Repayments on Long-Term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Principal Repayments on Long-Term Debt [Abstract]
2014	$ 44,785
2015	34,230
2016	346
2017	148,736
2018 and thereafter	$ 144,697